Document and Entity Information	Jul. 29, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 29, 2022
Entity Registrant Name	Brookline Capital Acquisition Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39488
Entity Tax Identification Number	85-1260244
Entity Address, Address Line One	75 Shoreway Road
Entity Address, Address Line Two	Suite C
Entity Address, City or Town	San Carlos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94070
City Area Code	650
Local Phone Number	931-6236
Entity Information, Former Legal or Registered Name	Brookline Capital Acquisition Corp.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001814140
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	280 Park Avenue
Entity Address, Address Line Two	Suite 43W
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
Common Stock, par value $0.0001 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	APGN
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	APGNW
Security Exchange Name	NASDAQ